Exhibit 99.1

MONTHLY STATEMENT

Capital One Master Trust

SERIES 2002-CC

Under the Amended and Restated Pooling and Servicing Agreement dated as of September 30, 1993, as amended and restated as of August 1, 2002, January 13, 2006, July 1, 2007 and March 17, 2016, and as further amended by the First Amendment thereto dated as of January 27, 2017 (as so amended, the “Agreement”), among Capital One Bank (USA), National Association, as Servicer, Capital One Funding, LLC (“Funding”), as Transferor, and The Bank of New York Mellon, as Trustee (the “Trustee”), Capital One Bank (USA), National Association as Servicer is required to prepare certain information each month regarding current distributions to Certificateholders and the performance of the Capital One Master Trust (the “Trust”) during the previous month. The information which is required to be prepared with respect to the Distribution Date of December 15, 2017, and with respect to the performance of the Trust during the month of November, 2017, is set forth below. The Current Distribution Date is December 15, 2017. Certain other information is presented based on the aggregate amounts for the Trust as a whole.

Material terms, parties and related abbreviations used herein may be found in the following documents as filed with the Securities and Exchange Commission (“SEC”).

Amended and Restated Series 2002-CC Supplement to the Amended and Restated Pooling and Servicing Agreement dated as of October 9, 2002, as amended and restated as of March 17, 2016, relating to the COMT Collateral Certificate.	Included in Exhibit 4.3 to Funding’s Form 8-K filed with the SEC on March 17, 2016.

Amended and Restated Pooling and Servicing Agreement dated as of September 30, 1993, as amended and restated as of August 1, 2002, January 13, 2006, July 1, 2007 and March 17, 2016.	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on March 17, 2016.

First Amendment to Amended and Restated Pooling and Servicing Agreement dated as of January 27, 2017.	Included in Exhibit 4.1 to Funding’s Form 8-K filed with the SEC on January 27, 2017.

A)	CAPITAL ONE MASTER TRUST (RECEIVABLES)

MONTHLY PERIOD: November 2017

		ACCOUNTS (a)
1)	Beginning of the Month Principal Receivables		$25,571,097,734.21

2)	Beginning of the Month Finance Charge Receivables		$441,904,604.30

3)	Beginning of the Month AMF Receivables		$11,141,759.46

4)	Beginning of the Month Discounted Receivables		$0.00

5)	Beginning of the Month Total Receivables	14,792,902	$26,024,115,996.83

6)	Removed Principal Receivables		$0.00

7)	Removed Finance Charge Receivables		$0.00

8)	Removed AMF Receivables		$0.00

9)	Removed Total Receivables	0	$0.00

10)	Additional Principal Receivables		$0.00

11)	Additional Finance Charge Receivables		$0.00

12)	Additional AMF Receivables		$0.00

13)	Additional Total Receivables	0	$0.00

14)	Discounted Receivables Generated this Period		$0.00

15)	End of the Month Principal Receivables		$25,838,026,509.70

16)	End of the Month Finance Charge Receivables		$449,744,429.17

17)	End of the Month AMF Receivables		$12,049,632.43

18)	End of the Month Discounted Receivables		$0.00

19)	End of the Month Total Receivables	14,734,930	$26,299,820,571.30

20)	Beginning of the Month Excess Funding Account Balance		$0.00

21)	Adjusted Invested Amount of all Master Trust Series		$22,381,447,834.95

22)	End of the Month Transferor Interest		$3,456,578,674.75

23)	End of the Month Transferor Percentage (b)		13.38%

24)	End of the Month Regulation RR Transferor Percentage (c)		15.44%

(a)	Accounts include accounts which have a credit balance and accounts which have no balance because receivables may be generated with respect to such accounts in the future. Accounts do not include certain charged-off accounts with zero balances. Beginning in November 2009, Accounts, as defined herein, also include accounts which are closed, but still have a balance. Such accounts were omitted from reporting prior to this time. All other items have been and are still appropriately reflecting closed accounts with a balance.

(b)	Calculated as End of Month Transferor Interest (line 22) divided by End of Month Principal Receivables (line 15). Capital One Bank (USA), National Association, as “originator” for the purposes of the EU risk retention rules, currently retains a material net economic interest that is not less than five percent of the nominal value of the securitized exposure, which interest is not subject to any credit risk mitigation, short position or other hedge, except to the extent permitted by the EU risk retention rules.

(c)	Calculated as End of Month Transferor Interest (line 22) divided by the aggregate unpaid principal balance of the outstanding notes issued by COMET (including notes held for the life of such notes by Capital One Bank (USA), National Association or its wholly-owned affiliates). Capital One Bank (USA), National Association, as sponsor, currently complies with the U.S. risk retention rules through retention by Capital One Funding of a “seller’s interest,” in the form of the Transferor Interest.

B)	CAPITAL ONE MASTER TRUST (DELINQUENCIES AND LOSSES)

MONTHLY PERIOD: November 2017

		ACCOUNTS	RECEIVABLES
1)	End of the Month Delinquencies:
	2) 30 - 59 Days Delinquent	55,218	$167,007,304.73

	3) 60 - 89 Days Delinquent	36,875	$120,038,125.36

	4) 90 -119 Days Delinquent	29,293	$99,929,888.00

	5) 120 -149 Days Delinquent	23,751	$89,299,608.76

	6) 150 + Days Delinquent	20,497	$78,657,648.98

	7) Total 30+ Days Delinquent	165,634	$554,932,575.83

	8) Delinquencies 30 + Days as a Percent of End of the Month Total Receivables		2.11%

	9) Total 60+ Days Delinquent	110,416	$387,925,271.10

	10) Delinquencies 60 + Days as a Percent of End of the Month Total Receivables		1.48%

11)	Defaulted Accounts during the Month	23,464	$76,691,998.23

12)	Annualized Default Rate as a Percent of Adjusted Beginning of the Month Principal Receivables which includes Additional Principal Receivables		3.60%

13)	Recoveries of Charged-Off Accounts during the Month		$27,575,225.42

14)	Annualized Recoveries as a Percent of Adjusted Beginning of Month Principal Receivables which includes Additional Principal Receivables		1.29%

15)	Defaulted Accounts, net of Recoveries, during the Month		$49,116,772.81

16)	Annualized Net Default Rate as a Percent of Adjusted Beginning of Month Principal Receivables which includes Additional Principal Receivables		2.30%

C)	CAPITAL ONE MASTER TRUST (COLLECTIONS)

	MONTHLY PERIOD: November 2017
		COLLECTIONS	PERCENTAGES
1)	Total Collections and Gross Payment Rate as a Percent of Adjusted Beginning of Month Total Receivables which includes Additional Total Receivables	$8,033,954,850.77	30.87%

2)	Collections of Principal Receivables and Principal Payment Rate as a Percent of	$7,554,033,588.42	29.54%

	Adjusted Beginning of the Month Principal Receivables which includes
	Additional Principal Receivables
	3) Prior Month Billed Finance Charges and Fees	$280,099,344.10

	4) Amortized AMF Income	$11,398,968.75

	5) Interchange Collected	$162,297,302.92

	6) Recoveries of Charged Off Accounts	$27,575,225.42

	7) Collections of Discounted Receivables	$0.00

8)	Collections of Finance Charge Receivables and Annualized Yield as a Percent of Adjusted Beginning of the Month Principal Receivables which includes Additional Principal Receivables	$481,370,841.19	22.59%

D)	CAPITAL ONE MASTER TRUST (AMF COLLECTIONS)

	MONTHLY PERIOD: November 2017
1)	Beginning Unamortized AMF Balance		$63,043,811.22

	2) + AMF Slug	$0.00

	3) + AMF Collections	$9,949,389.91

	4) - Amortized AMF Income	$11,398,968.75

5)	Ending Unamortized AMF Balance		$61,594,232.38

E)	CAPITAL ONE MASTER TRUST : SERIES 2002-CC (Floating Allocation Amount)

	MONTHLY PERIOD: November 2017
1)	Floating Allocation Amount		$22,381,447,834.95

2)	Floating Allocation Percentage		87.526347%

3)	Finance Charge Collections Allocated		$421,326,314.71

4)	Plus: Other amounts to be treated as Finance Charge Amounts	$67.13

5)	Less: Servicer Interchange	$13,988,404.90

6)	Available Funds		$407,337,976.94

7)	Allocations of Series 2002-CC Finance Charge Amounts
	a) Class A Targeted Deposit to Interest Funding Account	$25,999,297.51

	b) Class B Targeted Deposit to Interest Funding Account	$2,803,107.00

	c) Class C Targeted Deposit to Interest Funding Account	$3,193,074.50

	d) Series 2002-CC Servicing Fee to the Servicer	$23,314,008.16

	e) Series 2002-CC Servicing Fee previously due and unpaid to the Servicer	$0.00

	f) Class D Targeted Deposit to Interest Funding Account	$0.00

	g) Series 2002-CC Defaulted Amount	$67,125,704.79

	h) Nominal Liquidation Amount Deficits	$0.00

	i) Accumulation Reserve Account Targeted Deposit	$0.00

	j) Class C Reserve Account Targeted Deposit	$0.00

	k) Class D Reserve Account Targeted Deposit	$0.00

	l) Other deposits or payments required by Term Documents	$0.00

8)	Shared Excess Finance Charges of Series 2002-CC		$284,902,784.98

9)	Total Excess Finance Charges for All Series in Group 1		$284,902,784.98

10)	Finance Charge Shortfall for Series 2002-CC		$0.00

11)	Finance Charge Shortfall for All Series in Group 1		$0.00

12)	Excess Finance Charges Allocated to Series 2002-CC		$0.00

F)	CAPITAL ONE MASTER TRUST : SERIES 2002-CC (Principal Allocation Amount)

	MONTHLY PERIOD: November 2017

1)	Principal Allocation Amount		$22,381,447,834.95

2)	Principal Allocation Percentage		87.526347%

3)	Principal Collections Allocated		$6,611,769,680.76

4)	Series 2002-CC Monthly Principal Payment		$0.00

5)	Shared Principal Collections (excess principal) of Series 2002-CC		$6,611,769,680.76

6)	Total Shared Principal Collections (excess principal) for All Series in Group		$6,611,769,680.76

7)	Principal Shortfall for Series 2002-CC		$0.00

8)	Principal Shortfall for All Series in Group 1		$0.00

9)	Shared Principal Collections Allocated to Series 2002-CC		$0.00

MONTHLY SERVICER’S CERTIFICATE

CAPITAL ONE BANK (USA), National Association

CAPITAL ONE MASTER TRUST

SERIES 2002-CC

The undersigned, a duly authorized representative of Capital One Bank (USA), National Association, as Servicer, pursuant to the Amended and Restated Pooling and Servicing Agreement dated as of September 30, 1993, as amended and restated as of August 1, 2002, January 13, 2006, July 1, 2007 and March 17, 2016, and as further amended by the First Amendment thereto dated as of January 27, 2017 (as so amended, the “Agreement”), as supplemented by the Amended and Restated Series 2002-CC Supplement dated as of October 9, 2002, as amended and restated as of March 17, 2016 (as amended and restated, the “Series Supplement”), among Capital One Funding, LLC, as Transferor, Capital One Bank (USA), National Association, as Servicer, and The Bank of New York Mellon, as Trustee, does hereby certify as follows:

1. Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or Series Supplement, as applicable.

2. Capital One Bank (USA), National Association is, as of the date hereof, the Servicer under the Agreement.

3. The undersigned is a Servicing Officer.

4. This Certificate relates to the Distribution Date occuring on December 15, 2017.

5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects under the Agreement through the Monthly Period preceding such Distribution Date.

6. As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

7. As of the date hereof, to the best knowledge of the undersigned, no Lien has been placed on any of the receivables other than pursuant to the Agreement.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 12th day of December, 2017.

CAPITAL ONE BANK (USA), National
Association as Servicer

By:	/s/ Shaun Ross
Name:	Shaun Ross
Title:	Authorized Officer